Contingencies and Other Matters	12 Months Ended
Dec. 31, 2017
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Contingencies and Other Matters
Note 30	Contingencies and Other Matters

Contingent liabilities, which are not recognized in the financial statements but may be disclosed, are possible obligations as a result of uncertain future events outside the control of the company, or present obligations not recognized because the amount cannot be sufficiently measured or payment is not probable.

Accounting Policies	Accounting Estimates and Judgments

Generally, a contingent liability arises from past events and is:

• a possible obligation whose existence will be confirmed only by one or more uncertain future events or non-events outside the control of the company; or

• a present obligation not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or the amount of the obligation cannot be measured with sufficient reliability.

Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Where the company is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the company. Contingent assets are not recognized in the financial statements and are only disclosed where an inflow of economic benefits is probable.

The following judgments are required to determine the company’s exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

• prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);

• determination of whether recognition or disclosure in the consolidated financial statements is required; and

• estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and therefore these estimates could have a material impact on the company’s consolidated financial statements.

Supporting Information

Canpotex

PCS is a shareholder in Canpotex, which markets Canadian potash offshore. Should any operating losses or other liabilities be incurred by Canpotex, the shareholders have contractually agreed to reimburse it for such losses or liabilities in proportion to each shareholder’s productive capacity. Through December 31, 2017, there were no such operating losses or other liabilities.

Mining Risk

The risk of underground water inflows, as with most other underground risks, is currently not insured.

Legal and Other Matters

The company is engaged in ongoing site assessment and/or remediation activities at a number of facilities and sites, and anticipated costs associated with these matters are added to accrued environmental costs in the manner described in Note 18. This includes matters related to investigation of potential brine migration at certain of the potash sites. The following environmental site assessment and/or remediation matters have uncertainties that may not be fully reflected in the amounts accrued for those matters:

Nitrogen and Phosphate

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The US Environmental Protection Agency (“USEPA”) has identified PCS Nitrogen, Inc. (“PCS Nitrogen”) as a potentially responsible party at the Planters Property or Columbia Nitrogen site in Charleston, South Carolina (the “Charleston Site”). PCS Nitrogen is subject to a final judgment by the US District Court for the District of South Carolina allocating 30 percent of the liability for response costs at the Charleston Site to PCS Nitrogen, as well as a proportional share of any costs that cannot be recovered from another responsible party. In December 2013, the USEPA issued an order to PCS Nitrogen and four other respondents requiring them jointly and severally to conduct certain cleanup work at the Charleston Site and reimburse the USEPA’s costs for overseeing that work. PCS Nitrogen is currently performing the work required by the USEPA order. The USEPA also has requested reimbursement of approximately $3 of previously incurred response costs. The ultimate amount of liability for PCS Nitrogen depends upon, among other factors, the final outcome of litigation to impose liability on additional parties, the outcome of the bankruptcy proceeding for the owner of the Charleston Site, the amount needed for remedial activities, the ability of other parties to pay and the availability of insurance.

•	PCS Phosphate has been identified as a responsible party at the Ward Transformer Superfund Site in Raleigh, North Carolina (the “Raleigh Site”). In the past, PCS Phosphate worked with certain other responsible parties to address PCB soil contamination at the Raleigh Site pursuant to an agreement with the USEPA. The response actions are nearly complete at an estimated cost of $80, including anticipated remaining work on the Raleigh Site. The USEPA also sought remediation in certain downstream areas that are referred to as “Operable Unit 1.” PCS Phosphate signed a Consent Decree with the USEPA for Operable Unit 1 in September 2016 that is not expected to require PCS Phosphate to incur any additional remediation costs. Litigation for the recovery of incurred cleanup costs was resolved through mediation and entry of the Consent Decree.

•	In 1996, PCS Nitrogen Fertilizer, L.P. (“PCS Nitrogen Fertilizer”), then known as Arcadian Fertilizer, L.P., entered into a Consent Order (the “Order”) with the Georgia Environmental Protection Division (“GEPD”) in conjunction with PCS Nitrogen Fertilizer’s acquisition of real property in Augusta, Georgia. Under the Order, PCS Nitrogen Fertilizer is required to perform certain activities to investigate and, if necessary, implement corrective measures for substances in soil and groundwater. The investigation has proceeded and the results have been presented to the GEPD. Two interim corrective measures for substances in groundwater have been proposed by PCS Nitrogen Fertilizer and approved by the GEPD. PCS Nitrogen Fertilizer is implementing the approved interim corrective measures, which may be modified by PCS Nitrogen Fertilizer from time to time, but it is unable to estimate with reasonable certainty the total cost of its corrective action obligations under the Order at this time.

Based on current information and except for the uncertainties described in the preceding paragraphs, the company does not believe that its future obligations with respect to these facilities and sites are reasonably likely to have a material adverse effect on its consolidated financial statements.

Other legal matters with significant uncertainties include the following:

Nitrogen and Phosphate

•	The USEPA has an ongoing initiative to evaluate implementation within the phosphate industry of a particular exemption for mineral processing wastes under the hazardous waste program. In connection with this industry-wide initiative, the USEPA conducted inspections at numerous phosphate operations and notified the company of alleged violations of the US Resource Conservation and Recovery Act (“RCRA”) at its plants in Aurora, North Carolina; Geismar, Louisiana; and White Springs, Florida. The company has entered into RCRA 3013 Administrative Orders on Consent and has performed certain site assessment activities at all of these plants. At this time, the company does not know the scope of action, if any, that may be required. As to the alleged RCRA violations, the company continues to participate in settlement discussions with the USEPA but is uncertain if any resolution will be possible without litigation, or, if litigation occurs, what the outcome would be. The company routinely monitors public information about the impacts of the initiative on other industry members, and it regularly considers this information in establishing the appropriate asset retirement obligations and accruals.

•	In August 2015, the USEPA finalized amendments to the hazardous air pollutant emission standards for phosphoric acid manufacturing and phosphate fertilizer production (“Final Rule”). Required emissions testing at the company’s Aurora facility in 2016 indicated alleged exceedances of the mercury emission limits that were established by the Final Rule. The company has communicated with the relevant agencies about this issue and petitioned the USEPA to reconsider the mercury emission limits. The facility also entered into an agreed order with the North Carolina Department of Environmental Quality in November 2016 to resolve the alleged mercury exceedances and provide a plan and schedule for evaluating alternative compliance strategies. Given the pending legal issues and the company’s evaluation of alternative compliance strategies, the resulting cost of compliance with the various provisions of the Final Rule cannot be predicted with reasonable certainty at this time.

General

•	The countries where we operate are parties to the Paris Agreement adopted in December 2015 pursuant to the United Nations Framework Convention on Climate Change. Each country that is a party to the Paris Agreement submitted an Intended Nationally Determined Contribution (“INDC”) toward the control of greenhouse gas emissions. The impacts of these INDCs on the company’s operations cannot be determined with any certainty at this time. In October 2016, the Canadian government announced a national plan to put a price of $10 per tonne on carbon emissions beginning in 2018 and increasing by $10 per tonne each year through 2022, to be implemented either through a carbon tax or a cap and trade program at the election of each province. The Province of Saskatchewan is considering various alternative approaches to address the national plan. Other countries where the company operates have not at this time announced similar regulatory plans that would appear to have a significant impact on company operations. The company is monitoring these developments and their future effect on its operations cannot be determined with certainty at this time.

In addition, various other claims and lawsuits are pending against the company in the ordinary course of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial statements.

The breadth of the company’s operations and the global complexity of tax regulations require assessments of uncertainties and judgments in estimating the taxes it will ultimately pay. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities in various jurisdictions, outcomes of tax litigation and resolution of disputes arising from federal, provincial, state and local tax audits. The resolution of these uncertainties and the associated final taxes may result in adjustments to the company’s tax assets and tax liabilities.

The company owns facilities that have been either permanently or indefinitely shut down. It expects to incur nominal annual expenditures for site security and other maintenance costs at certain of these facilities. Should the facilities be dismantled, certain other shutdown-related costs may be incurred. Such costs are not expected to have a material adverse effect on the company’s consolidated financial statements and would be recognized and recorded in the period in which they are incurred.